SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance	$ 966,148	$ 466,934
Additions	134,605	588,320
Disposals	(84,095)	(89,106)
Property, plant and equipment, cost, ending balance	1,016,658	966,148
Accumulated depreciation Property, plant and equipment, beginning balance	561,457	169,891
Charge for the period	56,021	469,917
Disposals	(54,016)	(78,351)
Accumulated depreciation Property, plant and equipment, ending balance	563,462	561,457
Property, plant and equipment, net	453,196	404,691
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance	95,662	54,110
Additions	15,602	60,240
Disposals	(8,658)	(18,688)
Property, plant and equipment, cost, ending balance	102,606	95,662
Accumulated depreciation Property, plant and equipment, beginning balance	41,998	25,291
Charge for the period	8,868	32,627
Disposals	(3,150)	(15,920)
Accumulated depreciation Property, plant and equipment, ending balance	47,716	41,998
Property, plant and equipment, net	54,890	53,664
Furniture and equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance	834,453	342,472
Additions	99,127	528,080
Disposals	(75,437)	(36,099)
Property, plant and equipment, cost, ending balance	858,143	834,453
Accumulated depreciation Property, plant and equipment, beginning balance	502,790	102,277
Charge for the period	43,751	433,855
Disposals	(50,866)	(33,342)
Accumulated depreciation Property, plant and equipment, ending balance	495,675	502,790
Property, plant and equipment, net	362,468	331,663
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance		4,352
Additions
Disposals		(4,352)
Property, plant and equipment, cost, ending balance
Accumulated depreciation Property, plant and equipment, beginning balance		4,352
Charge for the period
Disposals		(4,352)
Accumulated depreciation Property, plant and equipment, ending balance
Property, plant and equipment, net
Computer software [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance		29,967
Additions
Disposals		(29,967)
Property, plant and equipment, cost, ending balance
Accumulated depreciation Property, plant and equipment, beginning balance		24,737
Charge for the period
Disposals		(24,737)
Accumulated depreciation Property, plant and equipment, ending balance
Property, plant and equipment, net
Vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance	36,033	36,033
Additions	19,876
Disposals
Property, plant and equipment, cost, ending balance	55,909	36,033
Accumulated depreciation Property, plant and equipment, beginning balance	16,669	13,234
Charge for the period	3,402	3,435
Disposals
Accumulated depreciation Property, plant and equipment, ending balance	20,071	16,669
Property, plant and equipment, net	$ 35,838	$ 19,364